Schedule of Investments (unaudited)
September 30, 2024
 ClearBridge Variable Appreciation Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 98.6%
Communication Services — 8.9%
Entertainment — 2.0%
Netflix Inc.	16,592	$11,768,208 *
Walt Disney Co.	111,646	10,739,229
Total Entertainment		22,507,437
Interactive Media & Services — 5.4%
Alphabet Inc., Class A Shares	136,795	22,687,451
Alphabet Inc., Class C Shares	83,677	13,989,958
Meta Platforms Inc., Class A Shares	45,342	25,955,574
Total Interactive Media & Services		62,632,983
Media — 0.9%
Comcast Corp., Class A Shares	243,078	10,153,368
Wireless Telecommunication Services — 0.6%
T-Mobile US Inc.	34,907	7,203,408

Total Communication Services		102,497,196
Consumer Discretionary — 6.1%
Broadline Retail — 3.9%
Amazon.com Inc.	240,571	44,825,595 *
Specialty Retail — 2.2%
TJX Cos. Inc.	218,908	25,730,446

Total Consumer Discretionary		70,556,041
Consumer Staples — 6.6%
Beverages — 1.9%
Coca-Cola Co.	152,907	10,987,897
PepsiCo Inc.	61,575	10,470,829
Total Beverages		21,458,726
Consumer Staples Distribution & Retail — 2.6%
Walmart Inc.	370,275	29,899,706
Food Products — 0.9%
Mondelez International Inc., Class A Shares	76,841	5,660,876
Nestle SA, ADR	46,306	4,661,625
Total Food Products		10,322,501
Household Products — 1.2%
Procter & Gamble Co.	81,088	14,044,442

Total Consumer Staples		75,725,375
Energy — 4.3%
Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	90,124	13,272,561
ConocoPhillips	50,109	5,275,476
EQT Corp.	159,269	5,835,616
Exxon Mobil Corp.	149,561	17,531,540
Kinder Morgan Inc.	353,730	7,813,896

Total Energy		49,729,089
Financials — 16.0%
Banks — 6.0%
Bank of America Corp.	556,847	22,095,689
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 ClearBridge Variable Appreciation Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Banks — continued
JPMorgan Chase & Co.	144,230	$30,412,338
US Bancorp	378,632	17,314,841
Total Banks		69,822,868
Capital Markets — 1.6%
CME Group Inc.	25,530	5,633,195
Intercontinental Exchange Inc.	80,807	12,980,836
Total Capital Markets		18,614,031
Financial Services — 5.8%
Berkshire Hathaway Inc., Class A Shares	55	38,014,900 *
Visa Inc., Class A Shares	105,716	29,066,614
Total Financial Services		67,081,514
Insurance — 2.6%
Progressive Corp.	39,349	9,985,202
Travelers Cos. Inc.	83,132	19,462,864
Total Insurance		29,448,066

Total Financials		184,966,479
Health Care — 12.5%
Biotechnology — 1.4%
AbbVie Inc.	80,825	15,961,321
Health Care Equipment & Supplies — 1.4%
Stryker Corp.	43,775	15,814,157
Health Care Providers & Services — 1.8%
UnitedHealth Group Inc.	36,712	21,464,772
Life Sciences Tools & Services — 2.2%
ICON PLC	26,238	7,538,440 *
Thermo Fisher Scientific Inc.	28,544	17,656,462
Total Life Sciences Tools & Services		25,194,902
Pharmaceuticals — 5.7%
Eli Lilly & Co.	29,196	25,865,904
Johnson & Johnson	110,021	17,830,003
Merck & Co. Inc.	193,541	21,978,516
Total Pharmaceuticals		65,674,423

Total Health Care		144,109,575
Industrials — 9.9%
Aerospace & Defense — 1.1%
RTX Corp.	107,320	13,002,891
Commercial Services & Supplies — 1.5%
Waste Management Inc.	85,831	17,818,516
Electrical Equipment — 2.8%
Eaton Corp. PLC	60,311	19,989,478
Emerson Electric Co.	108,561	11,873,316
Total Electrical Equipment		31,862,794
Ground Transportation — 1.1%
Canadian Pacific Kansas City Ltd.	80,316	6,870,231
Union Pacific Corp.	24,542	6,049,112
Total Ground Transportation		12,919,343
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2024 Quarterly Report

 ClearBridge Variable Appreciation Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Industrial Conglomerates — 1.7%
Honeywell International Inc.	94,492	$19,532,441
Professional Services — 1.7%
Automatic Data Processing Inc.	69,982	19,366,119

Total Industrials		114,502,104
Information Technology — 26.8%
Communications Equipment — 1.1%
Arista Networks Inc.	33,949	13,030,305 *
Semiconductors & Semiconductor Equipment — 7.4%
ASML Holding NV, Registered Shares	18,193	15,159,317
Broadcom Inc.	80,822	13,941,795
Marvell Technology Inc.	104,919	7,566,758
NVIDIA Corp.	395,390	48,016,162
Total Semiconductors & Semiconductor Equipment		84,684,032
Software — 12.3%
Adobe Inc.	34,085	17,648,531 *
Microsoft Corp.	221,456	95,292,517
Oracle Corp.	125,697	21,418,769
Synopsys Inc.	15,506	7,852,084 *
Total Software		142,211,901
Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	297,459	69,307,947

Total Information Technology		309,234,185
Materials — 4.9%
Chemicals — 3.2%
Ecolab Inc.	46,488	11,869,781
Linde PLC	22,211	10,591,537
PPG Industries Inc.	45,367	6,009,313
Sherwin-Williams Co.	23,094	8,814,287
Total Chemicals		37,284,918
Construction Materials — 0.9%
Vulcan Materials Co.	40,363	10,108,106
Containers & Packaging — 0.8%
Crown Holdings Inc.	96,641	9,265,939

Total Materials		56,658,963
Real Estate — 1.2%
Specialized REITs — 1.2%
American Tower Corp.	62,012	14,421,511

Utilities — 1.4%
Electric Utilities — 0.3%
NextEra Energy Inc.	43,304	3,660,487
Multi-Utilities — 1.1%
Sempra	143,925	12,036,448

Total Utilities		15,696,935
Total Investments before Short-Term Investments (Cost — $375,276,671)		1,138,097,453
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 ClearBridge Variable Appreciation Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.855%	8,370,800	$8,370,800 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.932%	8,370,801	8,370,801 (a)(b)

Total Short-Term Investments (Cost — $16,741,601)			16,741,601
Total Investments — 100.0% (Cost — $392,018,272)			1,154,839,054
Other Assets in Excess of Liabilities — 0.0%††			6,068
Total Net Assets — 100.0%			$1,154,845,122

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2024, the total market value of investments in Affiliated Companies was $8,370,801 and the cost was $8,370,801 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

ClearBridge Variable Appreciation Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,138,097,453	—	—	$1,138,097,453
Short-Term Investments†	16,741,601	—	—	16,741,601
Total Investments	$1,154,839,054	—	—	$1,154,839,054

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$7,894,572	$58,366,594	58,366,594	$57,890,365	57,890,365

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$277,554	—	$8,370,801

ClearBridge Variable Appreciation Portfolio 2024 Quarterly Report